SUPPLEMENTAL OIL AND GAS DISCLOSURES (UNAUDITED) (Changes in Discounted Cash Flow) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010		Dec. 13, 2009
Changes in standardized measure of discounted future net cash flow relating to proved oil and gas reserves
Balance, beginning of period	$ 474,396		$ 127,959		$ 47,388
Net changes in sales and transfer prices and in production (lifting) costs related to future production	13,647		49,498		17,133
Changes in estimated future development costs	(391,318)		(167,399)		(50,950)
Sales and transfers of oil and gas produced during the period	(179,384)		(71,724)		(19,054)
Net changes due to revisions of previous quantity estimates	290,500	[1]	235,163	[1]	(355)	[1]
Previously estimated development costs incurred during the period	245,168		24,740		25,020
Accretion of discount	85,377		27,029		2,740
Changes in timing and other	22,436	[2]	824	[2]	(1,863)	[2]
Standardized measure of discounted future net cash flows	847,653		474,396		127,959
Prc Williston Llc [Member]
Changes in standardized measure of discounted future net cash flow relating to proved oil and gas reserves
Balance, beginning of period	51,315		46,565				45,681
Net changes in sales and transfer prices and in production (lifting) costs related to future production	(1,454)		9,324		11,320
Changes in estimated future development costs	108		1,074		4,277
Sales and transfers of oil and gas produced during the period	(2,650)		(3,566)		(3,259)
Net changes due to revisions of previous quantity estimates	571		(5,846)		(15,431)
Previously estimated development costs incurred during the period	0		0		80
Accretion of discount	5,132		4,656		3,442
Changes in timing and other	(9,192)		(892)		455
Standardized measure of discounted future net cash flows	$ 43,830		$ 51,315		$ 46,565		$ 45,681

[1]	The Company's net changes due to revisions of previous quantity estimates primarily reflect upward revisions to recoverable quantities of oil and gas minerals assuming existing prices and technology. For the year ended December 31, 2012, the Company made upward revisions of 12,568 mbbls of oil and natural gas liquids and 25,644 mmcf of natural gas. For the year ended December 31, 2011, the Company made upward revisions of 6,937 mbbls of oil and natural gas liquids and 40,494 mmcf of natural gas.
[2]	The Company's changes in timing and other primarily represent changes in the Company's estimates of when proved reserve quantities will be realized. The reserves as of December 31, 2012, reflect accelerated recovery of minerals due to purchases of minerals in place and capital expenditures incurred to develop properties.